UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Money Market Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.7%
Alliance & Leicester PLC, 5.375%, 11/20/2006	50,000,000	50,001,644
Bank of America NA, 5.33%, 10/27/2006	250,000,000	250,000,000
Bank of Ireland, 5.345%, 10/24/2006	15,000,000	14,999,839
Bank of The West:
5.375%, 1/8/2007	65,000,000	65,000,000
5.4%, 12/29/2006	80,000,000	80,000,000
Bank of Tokyo-Mtsubishi-UFJ Ltd.:
5.3%, 10/2/2006	200,000,000	200,000,000
5.4%, 9/20/2006	50,000,000	50,000,000
Barclays Bank PLC, 5.44%, 2/20/2007	50,000,000	50,009,107
BNP Paribas:
5.075%, 12/13/2006	135,900,000	135,745,629
5.555%, 12/28/2006	50,000,000	50,021,632
Calyon, 5.257%, 1/19/2007	35,000,000	34,969,527
Canadian Imperial Bank of Commerce, 5.29%, 9/29/2006	80,000,000	80,000,000
Citibank NA, 5.44%, 11/3/2006	100,000,000	100,000,000
Credit Suisse, 4.75%, 11/7/2006	100,000,000	99,851,346
Depfa Bank PLC, 5.34%, 11/30/2006	200,000,000	200,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	3,500,000	3,499,712
HBOS Treasury Services PLC:
5.0%, 2/12/2007	45,000,000	45,000,000
5.305%, 4/19/2007	100,000,000	100,000,000
5.36%, 11/24/2006	110,000,000	110,000,000
5.37%, 11/13/2006	150,000,000	149,999,719
Landesbank Baden Wurttemberg, 5.61%, 1/5/2007	95,000,000	95,050,242
Mizuho Corporate Bank:
5.36%, 10/16/2006	70,000,000	70,000,867
5.375%, 11/27/2006	160,000,000	160,000,000
5.375%, 11/30/2006	170,000,000	170,002,096
Natexis Banque Populaires, 5.0%, 2/9/2007	30,000,000	30,000,000
Norinchukin Bank:
5.34%, 9/8/2006	100,000,000	100,000,000
5.38%, 11/13/2006	50,000,000	50,000,000
5.41%, 11/7/2006	5,568,000	5,568,000
Societe Generale:
5.305%, 5/2/2007	90,000,000	90,000,000
5.32%, 2/20/2007	35,000,000	35,000,000
5.415%, 12/27/2006	150,000,000	150,016,346
Swedbank AB, 4.74%, 1/3/2007	5,400,000	5,385,241
Toronto Dominion Bank, 5.37%, 12/29/2006	100,000,000	100,006,494
UniCredito Italiano SpA, 5.5%, 12/19/2006	95,000,000	95,020,193
Washington Mutual Bank, 5.33%, 9/6/2006	150,000,000	150,000,000
World Savings Bank, FSB, 5.41%, 11/1/2006	25,000,000	25,000,249

Total Certificates of Deposit and Bank Notes (Cost $3,200,147,883)		3,200,147,883
Commercial Paper** 29.1%
AB Spintab, 5.275%, 11/30/2006	165,000,000	162,824,063
Apreco, LLC, 5.29%, 10/3/2006	38,505,000	38,323,941
Atlantis One Funding Corp., 5.36%, 10/3/2006	70,000,000	69,666,489
Bank of America Corp., 5.37%, 11/9/2006	35,000,000	34,639,763
Cancara Asset Securitization LLC:
5.33%, 11/7/2006	20,000,000	19,801,606

5.36%, 10/31/2006	55,766,000	55,267,824
5.36%, 11/17/2006	66,893,000	66,126,109
CC (USA), Inc.:
5.28%, 9/22/2006	50,000,000	49,846,000
5.29%, 11/20/2006	75,000,000	74,118,333
5.29%, 11/22/2006	35,500,000	35,072,245
5.33%, 11/8/2006	45,000,000	44,546,950
5.39%, 11/6/2006	48,000,000	47,525,680
Charta, LLC, 5.28%, 9/28/2006	100,000,000	99,604,000
Ciesco, LLC, 5.37%, 10/11/2006	40,000,000	39,761,333
Citibank Credit Card Issuance Trust, 01-A3, 5.35%, 11/1/2006	100,000,000	99,093,472
Compass Securitization LLC, 5.28%, 9/22/2006	185,533,000	184,961,558
Concentrate Manufacturing Co. of Ireland, 5.25%, 9/27/2006	21,500,000	21,418,479
CRC Funding, LLC, 5.35%, 11/6/2006	50,000,000	49,509,583
Danske Corp., 5.26%, 12/28/2006	140,859,000	138,430,434
DNB Nor Bank ASA, 5.25%, 1/30/2007	200,000,000	195,595,833
Dorada Finance, Inc.:
5.29%, 11/22/2006	25,000,000	24,698,764
5.33%, 11/8/2006	50,000,000	49,496,611
Five Finance, Inc.:
5.33%, 11/8/2006	56,000,000	55,436,205
5.36%, 10/23/2006	48,000,000	47,628,373
5.36%, 10/30/2006	40,000,000	39,648,622
5.36%, 10/31/2006	100,000,000	99,106,667
General Electric Capital Corp., 5.29%, 11/8/2006	260,000,000	257,402,022
General Electric Co., 5.26%, 12/29/2006	75,000,000	73,695,958
Giro Funding US Corp., 5.365%, 9/20/2006	74,000,000	73,790,467
Grampian Funding Ltd.:
5.03%, 10/25/2006	100,000,000	99,245,500
5.37%, 10/25/2006	63,000,000	62,492,535
Greyhawk Funding LLC:
5.28%, 9/18/2006	56,380,000	56,239,426
5.32%, 9/1/2006	93,005,000	93,005,000
Irish Life & Permanent PLC:
5.29%, 11/22/2006	27,000,000	26,674,665
5.3%, 11/9/2006	22,880,000	22,647,577
5.3%, 11/14/2006	49,700,000	49,158,546
IXIS Commercial Paper Corp.:
5.15%, 11/22/2006	50,000,000	49,413,472
5.16%, 12/5/2006	20,000,000	19,727,667
K2 (USA) LLC:
5.27%, 12/28/2006	43,200,000	42,453,768
5.28%, 9/20/2006	23,100,000	23,035,628
5.29%, 10/10/2006	114,400,000	113,744,393
5.29%, 11/13/2006	58,200,000	57,575,692
5.31%, 9/5/2006	39,200,000	39,176,872
5.36%, 11/2/2006	27,300,000	27,047,991
KBC Financial Products International Ltd., 5.04%, 10/20/2006	50,000,000	49,657,000
Lake Constance Funding LLC:
5.28%, 9/27/2006	119,000,000	118,546,213
5.33%, 9/6/2006	20,000,000	19,985,195
5.37%, 11/1/2006	49,800,000	49,346,862
Liberty Street Funding:
5.31%, 9/5/2006	100,000,000	99,941,000
5.32%, 9/5/2006	39,500,000	39,476,651
5.32%, 9/6/2006	145,000,000	144,892,861
Links Finance LLC:
5.29%, 11/20/2006	50,000,000	49,412,222
5.33%, 10/12/2006	78,000,000	77,526,518
Metlife, Inc., 5.3%, 9/8/2006	50,229,000	50,177,236
Monument Gardens Funding LLC:
5.28%, 9/21/2006	160,531,000	160,060,109

5.42%, 11/3/2006	35,000,000	34,668,025
Nationwide Building Society, 5.355%, 11/1/2006	100,000,000	99,092,625
Nieuw Amsterdam Receivables Corp., 5.32%, 9/1/2006	89,284,000	89,284,000
Old Line Funding, LLC, 5.275%, 11/1/2006	49,463,000	49,020,890
Rabobank USA Financial Corp., 5.27%, 9/1/2006	700,000	700,000
Scaldis Capital LLC:
5.27%, 12/1/2006	68,626,000	67,711,806
5.32%, 9/7/2006	85,000,000	84,924,633
5.35%, 9/1/2006	50,000,000	50,000,000
Sheffield Receivables Corp.:
5.275%, 9/8/2006	100,000,000	99,897,431
5.33%, 11/6/2006	68,900,000	68,226,732
5.37%, 9/21/2006	58,700,000	58,524,878
Swedish National Housing Finance Corp., 5.3%, 11/15/2006	63,000,000	62,304,375
Tango Finance Corp., 5.28%, 10/10/2006	55,750,000	55,431,110
Variable Funding Capital Co., LLC, 5.28%, 9/1/2006	56,006,000	56,006,000
Westpac Banking Corp.:
5.35%, 10/26/2006	145,000,000	143,814,827
5.36%, 1/5/2007	75,000,000	73,593,000

Total Commercial Paper (Cost $4,980,898,315)		4,980,898,315
Master Notes 0.5%
The Bear Stearns Companies, Inc., 5.432% *, 9/1/2006 (a) (Cost $75,000,000)	75,000,000	75,000,000
Funding Agreements 0.5%
New York Life Insurance Co., 5.506% *, 9/19/2006 (Cost $86,000,000)	86,000,000	86,000,000
Asset Backed 0.8%
Interstar Millennium, “A1”, Series 2006-G, 5.31% *, 5/25/2011	35,000,000	35,000,000
Mound Financing PLC, “1A”, Series 5A, 5.34% *, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.348% *, 5/27/2048	72,000,000	72,000,000

Total Asset Backed (Cost $142,000,000)		142,000,000
Promissory Notes* 1.2%
The Goldman Sachs Group, Inc.:
5.39%, 11/10/2006	15,000,000	15,000,000
5.426%, 11/13/2006	65,000,000	65,000,000
5.432%, 3/20/2007	128,000,000	128,000,000

Total Promissory Notes (Cost $208,000,000)		208,000,000
Short-Term Notes* 29.2%
Alliance & Leicester PLC, 5.41%, 12/1/2006	80,000,000	80,000,000
American Express Bank FSB:
5.298%, 7/27/2007	50,000,000	50,000,000
5.34%, 8/10/2007	100,000,000	100,000,000
5.358%, 6/29/2007	51,000,000	51,025,987
5.39%, 5/8/2007	50,000,000	50,000,000
American Express Centurion Bank, 5.315%, 3/22/2007	70,000,000	70,010,789
American Honda Finance Corp.:
144A, 5.23%, 12/6/2006	20,000,000	19,998,597
5.26%, 9/12/2006	68,500,000	68,500,000
5.26%, 12/12/2006	20,000,000	19,998,241
5.6%, 4/13/2007	19,000,000	19,013,370
Australia & New Zealand Banking Group Ltd., 5.324%, 7/23/2007	30,000,000	30,000,000
Bank of Ireland, 144A, 5.305%, 8/14/2007	75,000,000	75,000,000
Bank One Corp., 5.439%, 9/15/2006	20,000,000	20,001,053
Barclays Bank PLC, 5.34%, 4/4/2007	200,000,000	199,976,745
Beta Finance, Inc., 5.41%, 3/15/2007	41,000,000	41,009,894
BMW US Capital LLC, 144A, 5.33%, 9/15/2007	45,000,000	45,000,000
BNP Paribas:
5.298%, 10/26/2006	89,000,000	89,000,000
5.3%, 6/13/2007	125,000,000	125,000,000

Canadian Imperial Bank of Commerce:
5.448%, 8/15/2007	120,000,000	120,014,298
5.458%, 1/30/2007	43,700,000	43,724,104
Carrera Capital Finance Ltd., 144A, 5.314%, 2/26/2007	67,500,000	67,500,000
Commonwealth Bank of Australia, 5.325%, 8/24/2007	40,000,000	40,000,000
Credit Agricole SA, 5.48%, 8/23/2007	200,000,000	200,000,000
Credit Suisse:
5.298%, 9/26/2006	119,000,000	119,000,000
5.51%, 4/24/2007	37,000,000	37,000,269
DNB Nor Bank ASA, 5.314%, 6/25/2007	70,000,000	70,000,000
Five Finance, Inc., 144A, 5.334%, 5/25/2007	20,500,000	20,504,683
General Electric Capital Corp., 5.285%, 8/17/2007	75,000,000	75,000,000
Greenwich Capital Holdings:
5.29%, 11/13/2006	60,000,000	60,000,000
5.35%, 10/2/2006	70,000,000	70,000,000
HSBC Finance Corp.:
5.355%, 4/24/2007	115,000,000	115,000,000
5.396%, 2/6/2007	50,000,000	50,000,000
5.425%, 10/19/2006	70,000,000	70,008,633
5.54%, 10/27/2006	122,000,000	122,012,099
International Business Machine Corp., 5.41%, 12/8/2010	50,000,000	50,000,000
Intesa Bank Ireland PLC, 5.324%, 7/25/2007	100,000,000	100,000,000
K2 (USA) LLC, 144A, 5.31%, 7/16/2007	54,000,000	53,999,842
Links Finance LLC, 144A, 5.335%, 8/15/2007	40,000,000	40,009,267
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	100,000,000	100,000,000
5.298%, 7/27/2007	125,000,000	125,000,000
5.31%, 9/15/2006	70,000,000	70,000,000
5.362%, 5/29/2007	30,000,000	30,000,000
5.37%, 6/15/2007	60,000,000	60,031,639
5.455%, 2/2/2007	60,000,000	60,000,000
5.52%, 4/20/2007	75,000,000	75,083,920
5.562%, 2/27/2007	25,000,000	25,022,883
5.632%, 7/9/2007	53,000,000	53,065,076
Metropolitan Life Global Funding I, 5.431%, 6/1/2007	20,000,000	20,009,262
Morgan Stanley, 5.382%, 2/5/2007	150,000,000	150,000,000
Natexis Banque Populaires:
5.31%, 11/22/2006	50,000,000	50,000,000
5.367%, 5/14/2007	150,000,000	150,000,000
5.42%, 8/31/2007	100,000,000	100,000,000
National City Bank of Cleveland, 5.401%, 9/1/2006	20,000,000	20,000,000
Nordea Bank AB, 5.348%, 4/8/2011	45,000,000	45,000,000
Northern Rock PLC:
5.406%, 2/5/2007	35,000,000	35,000,000
5.55%, 10/20/2006	100,000,000	100,026,444
Skandinaviska Enskilda Banken:
5.3%, 9/18/2007	55,000,000	55,000,000
5.358%, 2/9/2011	70,000,000	70,000,000
Tango Finance Corp.:
144A, 5.295%, 9/24/2007	50,000,000	49,994,611
5.36%, 10/25/2006	50,000,000	50,004,232
The Bear Stearns Companies, Inc., 5.372%, 9/18/2006	170,000,000	170,000,000
The Goldman Sachs Group, Inc.: 5.598%, 3/30/2007	21,135,000	21,148,538
5.647%, 1/9/2007	130,945,000	131,007,281
Toyota Motor Credit Corp., 5.32%, 11/3/2006	100,000,000	99,995,527
UniCredito Italiano Bank (Ireland) PLC:
5.34%, 6/15/2007	185,000,000	185,000,000
5.378%, 3/9/2007	50,000,000	50,000,000
UniCredito Italiano SpA, 5.217%, 9/8/2006	137,000,000	136,998,316
Wal-Mart Stores, Inc., 5.387%, 3/28/2007	22,250,000	22,244,015

Total Short-Term Notes (Cost $4,986,939,615)		4,986,939,615
Time Deposit 22.1%
ABN AMRO Bank NV, 5.29%, 9/1/2006	800,000,000	800,000,000
Calyon, 5.29%, 9/1/2006	312,229,794	312,229,794
Dresdner Bank AG, 5.27%, 9/1/2006	262,000,000	262,000,000
HSH Nordbank AG, 5.29%, 9/1/2006	200,000,000	200,000,000
ING Bank NV, 5.29%, 9/1/2006	750,000,000	750,000,000
Landesbank Baden Wurttemberg, 5.29%, 9/1/2006	405,000,000	405,000,000
Rabobank Nederland NV, 5.29%, 9/1/2006	650,000,000	650,000,000
Societe Generale:
5.26%, 9/5/2006	300,000,000	300,000,000
5.29%, 9/1/2006	78,058,000	78,058,000
State Street Bank and Trust Co., 5.27%, 9/1/2006	8,511,000	8,511,000
SunTrust Bank, Atlanta, 5.28%, 9/1/2006	11,000,000	11,000,000

Total Time Deposit (Cost $3,776,798,794)		3,776,798,794
Municipal Bonds and Notes*** 0.5%
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 5.35%, 1/1/2035, LaSalle Bank NA (b)	12,325,000	12,325,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, 5.32%, 12/1/2045 (c)	23,400,000	23,400,000
Series C, 5.32%, 12/1/2045 (c)	19,255,000	19,255,000
Texas, State Product Development Program, Series A, 5.33%, 6/1/2045	20,500,000	20,500,000
Texas, State Small Business, Series B, 5.33%, 6/1/2045	10,000,000	10,000,000

Total Municipal Bonds and Notes (Cost $85,480,000)		85,480,000
Repurchase Agreements 1.1%
BNP Paribas, 5.29%, dated 8/31/2006, to be repurchased at $185,709,362 on 9/1/2006 (d)	185,682,077	185,682,077
State Street Bank & Trust Co., 4.9%, dated 8/31/2006, to be repurchased at $733,100 on 9/1/2006 (e)	733,000	733,000

Total Repurchase Agreements (Cost $186,415,077)		186,415,077
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 17,727,679,684)	103.7	17,727,679,684
Other Assets and Liabilities, Net	(3.7)	(626,483,801)

Net Assets	100.0	17,101,195,883

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2006.

(a)		Reset date; not a maturity date
(b)		Security incorporates a letter of credit from a major bank.
(c)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	0.2

(d)	Collateralized by $196,281,130 Federal Home Loan Mortgage Corp., 5.0%, maturing on 7/1/2035 with a value of $189,395,719.
(e)	Collateralized by $760,000 US Treasury Note, 3.0%, maturing on 11/15/2007 with a value of $749,354.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006